NORTHERN LIGHTS VARIABLE TRUST

May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust –

 7Twelve Balanced Portfolio

Adaptive Allocation Portfolio

Changing Parameter Portfolio

BTS Tactical Fixed Income VIT Fund

JNF Balanced Portfolio

JNF Equity Portfolio

Mariner Managed Futures Strategy Portfolio

Probabilities VIT Fund

Innealta Capital Country Rotation Portfolio

Innealta Capital Sector Rotation Portfolio

Power Income VIT Fund

Post Effective Amendment Nos. 107, 108, 109, 111, 112, 115, 116, 117 and 118 to the Registration Statements on Form N-1A (File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of 7Twelve Balanced Portfolio, Adaptive Allocation Portfolio, Changing Parameters Portfolio, BTS Tactical Fixed Income VIT Fund, JNF Balanced Portfolio, JNF Equity Portfolio, Mariner Managed Futures Strategy Portfolio, Probabilities VIT Fund, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and Power Income VIT Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
7Twelve Balanced Portfolio	107	0000910472-14-001663	April 15, 2014
Adaptive Allocation Portfolio	108	0000910472-14-001665	April 14, 2014
Changing Parameters Portfolio	109	0000910472-14-001667	April 15, 2014
BTS Tactical Fixed Income VIT Fund	111	0000910472-14-001673	April 16, 2014
JNF Balanced Portfolio and JNF Equity Portfolio	112	0000910472-14-001675	April 16, 2014
Mariner Managed Futures Strategy Portfolio	115	0000910472-14-001705	April 21, 2014
Probabilities VIT Fund	116	0000910472-14-001716	April 22, 2014
Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio	117	0000910472-14-001717	April 22, 2014
Power Income VIT Fund	118	0000910472-14-001892	April 30, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary